Item 1. Schedule of Investments.

Bruce Fund		Date	3/31/05

			Shares/
Cusip	Security Description  Face	Mkt. Value Coupon  Mat. Date
00927V200	AirBoss	965200	3339592
023586100	Amerco	79800	3694740
02364L109	America Service Group	27000	597510
03070L300	Amerigon	244900	1018784
040049108	Arena Resources 	291100	3839609
040049116	Arena Resources wts.	102300	654720
228569208	Crown Resources 	240000	417600
236277109	Danka	75000	120000
237266101	Darling Intl.	200000	798000
26658Q102	Duratek	52300	1043385
284131208	Elan Pharm.	260000	842400
363127101	Gainsco	861600	1335480
42218Q102	Health Grades	212300	859815
450732102	Ibasis 	522900	1171296
46059C205	Internet Capital Group	210000	1474200
589331107	Merck	20000	647400
682505102	Oneida	510000	1275000
G67543101	Open TV	358200	1017288
717081103	Pfizer	60000	1576200
74267D203	Private Business	453100	951510
746927102	QLT	270025	3472521
75040K109	Radiologix	20000	85800
76026W208	Reptron 	24665	115926
749607107	RLI Corp.	25000	1036250
781748108	Rural Metro	320080	1693223
817315104	Sepracor	25000	1435250
817523103	Serologicals	40000	977600
83422R106	Solitario Resources	130270	182378
878155100	"Team, Inc."	59800	1196000
887151108	Timco Aviation	7026537	913450
88830M102	Titan Wheel 	160000	2299200
00808N202	AES CV PFD 6.75%	10000	475000
006848BG9	Adelphia Convts	2200000	143000	6.000	2/15/06
023650AL8	America West Cvt	2000000	530000	2.491	7/30/23
048396AE5	Atl Coast Air Cvrt	600000	156000	6.000	2/15/34
131347BH8	Calpine Cvnts	200000	136000	4.750	11/15/23
131347AW6	Calpine Notes	3550000	2467250	8.500	2/15/11
16117PAF7	Charter Communication	2300000	1771000	9.920	4/1/11
206814AA3	Cone Mills	300000	39000	8.125	3/15/05
21887FAC4	Corixa Cvrts	2700000	2254500	4.250	7/1/08
229678ab3	Cubist Cnvts	100000	94000	5.500	11/1/08
23126RAE1	Curagen Cnvts	2300000	1713500	4.000	2/15/11
23126RAC5	Curagen Cnvts	100000	95000	6.000	2/2/07
236277AC3	Danka Notes	1029000	884940	10.000	4/1/08
266605AB0	Durect Pharmacuetical	1200000	1572000	6.250	6/15/08
291005AA4	Emeritus Cnvts.	500000	475000	6.250	1/1/06
26881QAB7	Epix Pharm Cnvts	2500000	1887500	3.000	6/15/24
450732AA0	Ibasis Convts	2315000	2847450	6.750	6/15/09
455254DA7	Indy Airport - UAL	1000000	100000	6.500	11/15/31
464337AC8	Isis Pharm Cnvts	3000000	2460000	5.500	5/1/09
488035ae6	Kellstrom Cnvts	2500000	50000	5.500	6/15/03
488035AC0	Kellstrom Cnvts	1000000	20000	5.750	10/15/02
52729NAS9	Level 3 Convts	1500000	750000	6.000	3/15/10
52729NAC4	Level 3 Notes	1500000	1245000	9.125	5/1/08
693419AD5	PMA Group Cnvts	500000	530000	6.500	9/30/22
76026WAB5	Reptron Notes	179149	159443	7.000	3/3/09
225224aa2	Silicon Graphics Cnvts	1500000	1035000	6.125	2/1/11
88830MAB8	Titan Wheel Cvrts	200000	264000	5.250	7/26/09
912803bp7	US Treas Strip  bp	4000000	1280000	0.000	8/15/28
			Net Cash		11676599
			Net Assets		77193309

			NAV		332.48


tem 2. Controls and Procedures.

(a) The Registrant's President and Secretary have concluded that the Registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures within 90 days from the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occured during the quarter that have materially effected the Registrant's internal control over financial reporting.


Item 3. Exhibits.

     Seperate certifications for each principal officers fo the Registrant.
      Filed herewith.



SIGNATURES

By: /s/ Robert B. Bruce
           Robert B. Bruce, President, Bruce Fund, Inc.

Dated: April 21, 2005

By: /s/ R. Jeffrey Bruce
            R. Jeffrey Bruce, Secretary, Bruce Fund, Inc.

Dated: April 21, 2005